                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number: ____________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Global Investors LLP
Address: St. Martins Court, 4th Floor
         10 Paternoster Row
         London, EC4M 7HP
         United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                     Stamford, Connecticut   February 14, 2011
------------------------------------   ---------------------   -----------------
           [Signature]                     [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
Form 13F Information Table Entry Total:       64*
Form 13F Information Table Value Total: $493,812
                                        --------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-13297               S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.


                                       -1-

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
          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ------------------- -------------- -------- -------------------
                                                                                                       VOTING AUTHORITY
          NAME OF            TITLE OF             VALUE     SH OR   SH/ PUT/   INVESTMENT     OTHER  -------------------
          ISSUER               CLASS    CUSIP   (X$1000) PRN AMOUNT PRN CALL   DISCRETION   MANAGERS SOLE   SHARED  NONE
---------------------------- -------- --------- -------- ---------- --- ---- -------------- -------- ---- --------- ----
AGRIUM INC                    Common  008916108    2,294     25,000 SH       Shared-Defined        1         25,000
ALCOA INC                     Common  013817101      808     52,500 SH       Shared-Defined        1         52,500
BABCOCK & WILCOX CO NEW       Common  05615F102      896     35,000 SH       Shared-Defined        1         35,000
BAKER HUGHES INC              Common  057224107    9,319    163,000 SH       Shared-Defined        1        163,000
BAKER HUGHES INC              Option  057224907   17,151    300,000     Call Shared-Defined        1        300,000
BARRICK GOLD CORP             Common  067901108    1,064     20,000 SH       Shared-Defined        1         20,000
BP PLC                        Option  055622904    8,834    200,000     Call Shared-Defined        1        200,000
BUCYRUS INTL INC NEW          Common  118759109      447      5,000 SH       Shared-Defined        1          5,000
CAMECO CORP                   Common  13321L108    1,615     40,000 SH       Shared-Defined        1         40,000
CAPITALSOURCE INC             Common  14055X102    2,840    400,000 SH       Shared-Defined        1        400,000
CELANESE CORP DEL             Common  150870103    9,263    225,000 SH       Shared-Defined        1        225,000
CENTRAL EUROPEAN DIST CORP    Common  153435102   10,499    458,491 SH       Shared-Defined        1        458,491
CF INDS HLDGS INC             Common  125269100      676      5,000 SH       Shared-Defined        1          5,000
COMPANIA DE MINAS BUENAVENTU  Common  204448104       49      1,000 SH       Shared-Defined        1          1,000
COMPANIA DE MINAS BUENAVENTU  Option  204448954    9,792    200,000     Put  Shared-Defined        1        200,000
CONOCOPHILLIPS                Option  20825C954   24,516    360,000     Put  Shared-Defined        1        360,000
COPA HOLDINGS SA              Common  P31076105   14,990    254,755 SH       Shared-Defined        1        254,755
CSX CORP                      Common  126408103      969     15,000 SH       Shared-Defined        1         15,000
DANA HLDG CORP                Common  235825205      774     45,000 SH       Shared-Defined        1         45,000
DEL MONTE FOODS CO            Common  24522P103    3,948    210,000 SH       Shared-Defined        1        210,000
DRYSHIPS INC                  Common  Y2109Q101    1,650    300,000 SH       Shared-Defined        1        300,000
ENTREE GOLD INC               Common  29383G100      242     70,000 SH       Shared-Defined        1         70,000
EQUINIX INC                   Common  29444U502    7,843     96,514 SH       Shared-Defined        1         96,514
EURAND N V                    Common  N31010106      799     67,514 SH       Shared-Defined        1         67,514
FOSTER WHEELER AG             Common  H27178104    6,283    182,000 SH       Shared-Defined        1        182,000
FREEPORT-MCMORAN COPPER & GO  Common  35671D857    5,355     44,591 SH       Shared-Defined        1         44,591
GENERAL MTRS CO               Common  37045V100      553     15,000 SH       Shared-Defined        1         15,000
GOLDCORP INC NEW              Option  380956909    1,379     30,000     Call Shared-Defined        1         30,000
GOLDCORP INC NEW              Common  380956409   18,162    395,000 SH       Shared-Defined        1        395,000
HEWLETT PACKARD CO            Common  428236103    7,464    177,300 SH       Shared-Defined        1        177,300
IAMGOLD CORP                  Common  450913108    8,781    493,300 SH       Shared-Defined        1        493,300
KINROSS GOLD CORP             Common  496902404    7,023    370,400 SH       Shared-Defined        1        370,400
LAN AIRLINES S A              Option  501723950    6,156    200,000     Put  Shared-Defined        1        200,000
LYONDELLBASELL INDUSTRIES N   Common  N53745100   12,728    370,000 SH       Shared-Defined        1        370,000
MECHEL OAO                    Common  583840103    4,750    162,500 SH       Shared-Defined        1        162,500
MURPHY OIL CORP               Common  626717102    5,837     78,300 SH       Shared-Defined        1         78,300
NEW GOLD INC CDA              Common  644535106      390     40,000 SH       Shared-Defined        1         40,000
NORTHGATE MINERALS CORP       Common  666416102      463    145,000 SH       Shared-Defined        1        145,000
OIL SVC HOLDRS TR             Option  678002956   49,186    350,000     Put  Shared-Defined        1        350,000
PAN AMERICAN SILVER CORP      Common  697900108      288      7,000 SH       Shared-Defined        1          7,000
POSCO                         Common  693483109      538      5,000 SH       Shared-Defined        1          5,000
POSCO                         Option  693483909      334      3,100     Call Shared-Defined        1          3,100
PRIDE INTL INC DEL            Common  74153Q102   22,332    676,713 SH       Shared-Defined        1        676,713
RELIANCE STEEL & ALUMINUM CO  Common  759509102      511     10,000 SH       Shared-Defined        1         10,000
RIO TINTO PLC                 Common  767204100    4,300     60,000 SH       Shared-Defined        1         60,000
SILVER WHEATON CORP           Common  828336107      312      8,000 SH       Shared-Defined        1          8,000
SPDR S&P 500 ETF TR           Common  78462F103   12,207     97,050 SH       Shared-Defined        1         97,050

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
SPDR S&P 500 ETF TR           Option  78462F953   79,619    633,000     Put  Shared-Defined        1        633,000
STEEL DYNAMICS INC            Common  858119100    1,647     90,000 SH       Shared-Defined        1         90,000
SUNCOR ENERGY INC NEW         Common  867224107    2,680     70,000 SH       Shared-Defined        1         70,000
TAM SA                        Common  87484D103   19,915    818,523 SH       Shared-Defined        1        818,523
TERNIUM SA                    Common  880890108      848     20,000 SH       Shared-Defined        1         20,000
THOMPSON CREEK METALS CO INC  Option  884768952      368     25,000     Put  Shared-Defined        1         25,000
TRANSOCEAN LTD                Common  H8817H100    3,510     50,500 SH       Shared-Defined        1         50,500
TRANSOCEAN LTD                Option  H8817H900   17,378    250,000     Call Shared-Defined        1        250,000
VALE S A                      Common  91912E105    2,420     70,000 SH       Shared-Defined        1         70,000
VIMPELCOM LTD                 Common  92719A106   10,472    696,282 SH       Shared-Defined        1        696,282
VIMPELCOM LTD                 Option  92719A906   10,528    700,000     Call Shared-Defined        1        700,000
VIVO PARTICIPACOES S A        Common  92855S200    7,257    222,665 SH       Shared-Defined        1        222,665
WALTER ENERGY INC             Common  93317Q105      639      5,000 SH       Shared-Defined        1          5,000
WEATHERFORD INTERNATIONAL LT  Common  H27013103   17,670    775,000 SH       Shared-Defined        1        775,000
WEATHERFORD INTERNATIONAL LT  Option  H27013903    6,840    300,000     Call Shared-Defined        1        300,000
YAMANA GOLD INC               Common  98462Y100    4,992    390,000 SH       Shared-Defined        1        390,000
YONGYE INTL INC               Common  98607B106      420     50,000 SH       Shared-Defined        1         50,000